SCHEDULE I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 30,477		$ 108	$ 100	$ 0
Demand note due from owner	143,241		0
Total current assets	214,882		65,824
Total assets	563,548		228,624
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	864		0
Amounts due to owners and affiliates	6,019		15,207
Loans and promissory notes due to owners and affiliates	467		193,430
Total current liabilities	47,519		221,486
Accumulated losses of joint ventures	59,630		54,300
Total liabilities	327,170		276,720
Total Partners' capital	236,378	$ 24,524	(48,096)	$ (53,229)	$ (65,196)
Total liabilities and Partner's capital	563,548		$ 228,624
Parent Company [Member]
Current assets
Cash	27,155
Promissory note to subsidiaries	123,248
Demand note due from owner	143,241
Total current assets	293,644
Investments in subsidiaries	3,199
Total assets	296,843
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	155
Amounts due to owners and affiliates	213
Loans and promissory notes due to owners and affiliates	467
Total current liabilities	835
Accumulated losses of joint ventures	59,630
Total liabilities	60,465
Total Partners' capital	236,378
Total liabilities and Partner's capital	$ 296,843